Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	$ 138,345
Other intangible assets at end of the year	103,095	$ 138,345
Acquisition cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	250,707	222,203
Additions	63,740	117,584
Disposals	(90,112)	(96,451)
Transfers from/(to) other accounts		1,918
Exchange differences	(11,943)	5,453
Other intangible assets at end of the year	212,392	250,707
Accumulated Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	(96,086)	(94,309)
Disposals		82
Transfers from/(to) other accounts		(26)
Depreciation and amortization for the period	(474)	(663)
Exchange differences	2,490	(1,170)
Other intangible assets at end of the year	(94,070)	(96,086)
Impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	(16,276)	(16,097)
Transfers from/(to) other accounts		261
Exchange differences	1,049	(440)
Other intangible assets at end of the year	(15,227)	(16,276)
Development Expenditure
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	3,246
Other intangible assets at end of the year	3,789	3,246
Development Expenditure | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	53,590	49,694
Additions	664	1,210
Transfers from/(to) other accounts	328	825
Exchange differences	(3,361)	1,861
Other intangible assets at end of the year	51,221	53,590
Development Expenditure | Accumulated Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	(36,353)	(35,126)
Disposals		82
Transfers from/(to) other accounts		(26)
Depreciation and amortization for the period	(229)	(21)
Exchange differences	2,158	(1,262)
Other intangible assets at end of the year	(34,424)	(36,353)
Development Expenditure | Impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	(13,991)	(13,715)
Transfers from/(to) other accounts		261
Exchange differences	983	(537)
Other intangible assets at end of the year	(13,008)	(13,991)
Power Supply Agreements | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	37,836	37,836
Other intangible assets at end of the year	37,836	37,836
Power Supply Agreements | Accumulated Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	(37,836)	(37,836)
Other intangible assets at end of the year	(37,836)	(37,836)
Rights of Use | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	13,329	13,239
Transfers from/(to) other accounts	(31)
Exchange differences	(193)	90
Other intangible assets at end of the year	13,105	13,329
Rights of Use | Accumulated Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	(12,142)	(12,054)
Exchange differences	146	(88)
Other intangible assets at end of the year	(11,996)	(12,142)
Rights of Use | Impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	(1,187)	(1,148)
Exchange differences	78	(39)
Other intangible assets at end of the year	(1,109)	(1,187)
Computer Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	5,320
Other intangible assets at end of the year	7,743	5,320
Computer Software | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	10,396	5,530
Additions	2,750	3,273
Transfers from/(to) other accounts		1,489
Exchange differences	(389)	104
Other intangible assets at end of the year	12,757	10,396
Computer Software | Accumulated Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	(5,076)	(4,623)
Depreciation and amortization for the period	(27)	(427)
Exchange differences	89	(26)
Other intangible assets at end of the year	(5,014)	(5,076)
Greenhouse Gasses (CO2) [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	128,176
Other intangible assets at end of the year	90,563	128,176
Greenhouse Gasses (CO2) [member] | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	128,176	107,770
Additions	60,326	113,101
Disposals	(90,112)	(96,451)
Exchange differences	(7,827)	3,756
Other intangible assets at end of the year	90,563	128,176
Other Intangible Assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	1,603
Other intangible assets at end of the year	1,000	1,603
Other Intangible Assets | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	7,380	8,134
Transfers from/(to) other accounts	(297)	(396)
Exchange differences	(173)	(358)
Other intangible assets at end of the year	6,910	7,380
Other Intangible Assets | Accumulated Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	(4,679)	(4,670)
Depreciation and amortization for the period	(218)	(215)
Exchange differences	97	206
Other intangible assets at end of the year	(4,800)	(4,679)
Other Intangible Assets | Impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	(1,098)	(1,234)
Exchange differences	(12)	136
Other intangible assets at end of the year	$ (1,110)	$ (1,098)